BANK LOANS (Tables)	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
SCHEDULE OF SHORT-TERM BANK DEBT
	December 31, 2022	December 31, 2021
Secured short-term loans	$7,203,762	$7,792,125
Total short-term bank loans	$7,203,762	$7,792,125

SCHEDULE OF SECURED SHORT-TERM BANK DEBT

Detailed information of secured short-term loan balances as of December 31, 2022 and 2021 were as follows:

	December 31, 2022	December 31, 2021
Guaranteed by IST and Mr. Lin and Collateralized by the real property of ISIOT and equity investment of ISTIL	$7,203,762	$7,792,125
Total	$7,203,762	$7,792,125